Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Canada Fund	Dec. 30, 2024
Fidelity Canada Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.65%
Past 5 years	12.40%
Past 10 years	5.76%
Fidelity Canada Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.96%
Past 5 years	11.62%
Past 10 years	4.87%
Fidelity Canada Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.51%
Past 5 years	10.03%
Past 10 years	4.56%
DR001
Average Annual Return:
Past 1 year	14.83%
Past 5 years	12.09%
Past 10 years	5.32%